TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION	The components of the income tax provision are:
Years Ended December 31,
	2024	2023	2022
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

SCHEDULE OF PROVISION FOR INCOME TAXES

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2024	2023	2022
Indonesia	$(4,027,285)	$(1,060,197)	$(1,220,088)
Foreign	(2,316,256)	(1,582,487)	(1,902,504)
Total loss before income taxes	$(6,343,541)	$(2,642,684)	$(3,122,592)

SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2024	2023	2022
Loss before income tax	$(6,343,541)	$(2,642,684)	$(3,122,592)
Computed income tax benefit with statutory income tax rate	(1,395,579)	(581,391)	(686,970)
Effect of different tax rates in other jurisdictions	506,800	306,694	418,276
Effect of different tax rates for the KSO operations	(114,102)	(26,433)	(26,458)
Effect of tax exemption for unrecovered expenditures on KSO operations	934,206	220,274	220,486
Effect of expired NOL	75,919	-	-
Change in valuation allowance	(7,244)	80,856	74,666
Total income tax provision	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2024	2023	2022
Deferred tax assets
Tax loss carry forwards	$315,440	$356,735	290,752
Allowance for credit loss	4,668	-	-
Unrealized foreign exchange (gain)/loss	29,384	-	-
Operating lease liabilities	220,410	274,292	87,862
Total deferred tax assets, gross	569,902	631,027	378,614
Less: Valuation allowance	(349,492)	(356,735)	(290,752)
Total deferred tax assets, net of valuation allowance	220,410	274,292	87,862
Net off against deferred tax liabilities	(220,410)	(274,292)	(87,862)
Net deferred tax assets	-	-	-

Deferred tax liabilities
Operating lease right-of-use assets	(220,410)	(274,292)	(87,862)
Total deferred tax liabilities	(220,410)	(274,292)	(87,862)
Net off against deferred tax assets	220,410	274,292	87,862
Net deferred tax liabilities	-	-	-